Accounting principles, rules and methods - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
EXCHANGE RATE
Closing rate	6.3101	6.3101	6.3735	6.3735	4.5157	4.5157	1.1326	1.2271	1.1234
Average rate	6.3779	1.1827	5.8943	1.1422	4.4134	1.1195